STOCK BASED COMPENSATION (Summary of All Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Options
Options Outstanding, Beginning of Period	35,000
Granted	455,000	35,000
Forfeited	(25,000)
Options Outstanding, End of Period	465,000	35,000
Exercisable, End of Period	395,000
Weighted Average Exercise Price
Options Outstanding, Beginning of Period	$ 1.2	$ 0.0
Granted	$ 0.65	$ 1.2
Forfeited	$ 0.69	$ 0.0
Options Outstanding, End of Period	$ 0.69	$ 1.2
Exercisable, End of Period	$ 0.69
Weighted Average Remaining Contractual Term
Options Outstanding, Beginning of Period	9 years 3 months 29 days
Options Outstanding, end of Period	9 years 3 months 29 days
Exercisable, end of Period	9 years 3 months 26 days
Aggregate Intrinsic Value
Options Outstanding, End of Period	$ 42,400
Exercisable, End of Period	$ 39,700